Registration Nos. 333-124214

811-21757

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 131	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 125	☒
(Check appropriate box or boxes)

American Independence Funds Trust

(Exact Name of Registrant as Specified in Charter)

75 VIRGINIA ROAD, BOX 14
NORTH WHITE PLAINS, NY 10603

(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3469

DARLENE DEREMER, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

75 VIRGINIA ROAD, BOX 14
NORTH WHITE PLAINS, NY 10603

(Name and Address of Agent for Service)

COPIES TO:

JANE A. KANTER	JON RAND
MANIFOLD FUND ADVISORS LLC	DECHERT LLP
75 VIRGINIA ROAD, BOX 14	1095 AVENUE OF THE AMERICAS
NORTH WHITE PLAINS, NY 10603	NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b) of Rule 485.

☐ on (date) pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 131 to the Registration Statement on Form N-1A of the American Independence Funds Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 130 on Form N-1A filed February 28, 2018. This PEA No. 131 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 130 to the Trust’s Registration Statement, solely with respect to American Independence Global Tactical Allocation Fund, American Independence Kansas Tax-Exempt Bond Fund, American Independence Carret Core Plus Fund, American Independence U.S. Inflation-Protected Fund and American Independence Hillcrest Small Cap Value Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 19th day of March 2018.

AMERICAN INDEPENDENCE FUNDS TRUST

By:	/s/Darlene T. DeRemer
Darlene T. DeRemer, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date

/s/Darlene T. DeRemer*		President and Principal Executive	March 19, 2018
Darlene DeRemer		Officer

/s/Terrance P. Gallagher		Treasurer and Principal Financial &	March 19, 2018
Terrance P. Gallagher		Accounting Officer

/s/Jeffery J. Haas*		Chairman of the Board	March 19, 2018
Jeffrey J. Haas		and Trustee

/s/Darlene T. DeRemer*		Trustee	March 19, 2018
Darlene DeRemer

/s/Dennis Foley*		Trustee	March 19, 2018
Dennis Foley

/s/George Mileusnic*		Trustee	March 19, 2018
George Mileusnic

*By	/s/Jane A. Kanter

Jane Kanter, Attorney-in-Fact pursuant to Power of Attorney filed February 28, 2018, Accession No. 0001615774-18-001498.

EXHIBITS

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase